Supplemental Information to Statements of Operations (Details) - Schedule of Net Earnings Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Earnings Per Share [Abstract]
Income (loss)	$ 2,005	$ 1,276	$ 451
Net income (loss) available to Ordinary shareholders	$ 2,005	$ 1,276	$ 451
Basic weighted average Ordinary shares outstanding (in thousands)	5,727	5,550	5,212
Diluted weighted average Ordinary shares outstanding (in thousands)	5,905	5,589	5,424
Basic income (loss) per share	$ 0.35	$ 0.23	$ 0.09
Diluted income (loss) per share	$ 0.34	$ 0.23	$ 0.08